Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net sales
Products	$ 1,777	$ 7,532	$ 5,102	$ 6,063
Services	1	0	142	265
Net sales	1,778	7,532	5,244	6,328
Cost of sales
Products	1,533	6,914	4,555	5,449
Services	1	0	140	261
Cost of sales	1,534	6,914	4,695	5,710
Gross margin	244	618	549	618
Selling, general and administrative expenses	107	387	263	321
Asset Impairments	0	0	4	10
Restructuring expenses	27	24	14	80
Deconsolidation gains	0	(8)	0	(95)
Other (Income) Expense, Net	13	(5)	22	(20)
Reorganization expenses, net			(938)	60
Reimbursement from escrow account				62
Operating income	97	220	1,184	324
Interest expense	15	48	169	117
Interest income	6	21	10	11
Loss on debt extinguishment		24
Equity in net income of non-consolidated affiliates	41	168	105	81
Income before income taxes	129	337	1,130	299
Provision for income taxes	24	127	148	72
Income from continuing operations	105	210	982	227
Income (loss) from discontinued operations, net of tax	0	(56)	14	(43)
Net income	105	154	996	184
Net income attributable to non-controlling interests	19	74	56	56
Net income attributable to Visteon Corporation	$ 86	$ 80	$ 940	$ 128
Continuing operations	$ 1.71	$ 2.65	$ 7.10	$ 1.31
Discontinued operations	$ 0.00	$ (1.09)	$ 0.11	$ (0.33)
Basic earnings attributable to Visteon Corporation	$ 1.71	$ 1.56	$ 7.21	$ 0.98
Continuing operations	$ 1.66	$ 2.62	$ 7.10	$ 1.31
Discontinued operations	$ 0.00	$ (1.08)	$ 0.11	$ (0.33)
Diluted earnings attributable to Visteon Corporation	$ 1.66	$ 1.54	$ 7.21	$ 0.98